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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999
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Check Here if Amendment / /; Amendment Number:
                                               ---------
     This Amendment (Check only one.):       / / is a restatement.
                                             / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            The Value Realization Fund, L.P.
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Address:         9665 Wilshire Boulevard, Suite 200
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                 Beverly Hills, CA 90212
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Form 13F File Number: 28-6780
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua S. Friedman
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Title:   Managing Director of Canyon Capital Advisors LLC, which is the
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         general partner of Canpartners Investments III, L.P., which is
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         the general partner of the Value Realization Fund, L.P.
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Phone:   (310) 247-2700
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Signature, Place, and Date of Signing:

/s/ Joshua S. Friedman             Beverly Hills, CA   May 13, 1999
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[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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/X/  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name
     28-7392                     Canyon Capital Advisors LLC
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     [Repeat as necessary.]